Parent company information	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Parent company information

Note 31 Parent company information
The following table presents information regarding the legal entity of Royal Bank of Canada with its subsidiaries presented on an equity accounted basis.
Condensed Balance Sheets

	As at
(Millions of Canadian dollars)	October 31 2025	October 31 2024
Assets
Cash and due from banks	$24,132	$40,944
Interest-bearing deposits with banks	40,455	54,009
Securities	311,972	233,376
Investments in bank subsidiaries and associated companies (1)	67,055	57,926
Investments in other subsidiaries and associated companies	122,842	117,362
Assets purchased under reverse repurchase agreements and securities borrowed	155,843	174,131
Loans, net of allowance for loan losses	887,465	839,424
Net balances due from bank subsidiaries (1)	–	97
Other assets	259,121	216,003
	$1,868,885	$1,733,272
Liabilities and shareholders’ equity
Deposits	$1,261,032	$1,168,765
Net balances due to bank subsidiaries (1)	16,320	–
Net balances due to other subsidiaries	15,050	17,840
Other liabilities	423,430	406,032
	1,715,832	1,592,637
Subordinated debentures	13,961	13,546
Shareholders’ equity	139,092	127,089
	$1,868,885	$1,733,272

(1)	Bank refers primarily to regulated deposit-taking institutions and securities firms.
Condensed Statements of Income and Comprehensive Income

	For the year ended
(Millions of Canadian dollars)	October 31 2025	October 31 2024
Interest and dividend income (1)	$70,321	$70,603
Interest expense	53,966	57,094
Net interest income	16,355	13,509
Non-interest income (2)	8,916	5,080
Total revenue	25,271	18,589
Provision for credit losses	4,039	2,964
Non-interest expense	14,234	13,543
Income before income taxes	6,998	2,082
Income taxes	2,526	1,031
Net income before equity in undistributed income of subsidiaries	4,472	1,051
Equity in undistributed income of subsidiaries	15,890	15,179
Net income	$20,362	$16,230
Other comprehensive income (loss), net of taxes	772	597
Total comprehensive income	$21,134	$16,827

(1)	Includes dividend income from investments in subsidiaries and associated companies of $1 million (October 31, 2024 – $9 million).
(2)	Includes a nominal share of income (loss) from associated companies (October 31, 2024 – nominal).

Condensed Statements of Cash Flows

	For the year ended
(Millions of Canadian dollars)	October 31 2025	October 31 2024
Cash flows from operating activities
Net income	$20,362	$16,230
Adjustments to determine net cash from operating activities:
Change in undistributed earnings of subsidiaries	(15,890)	(15,179)
Change in deposits	92,267	77,327
Change in loans	(49,013)	(56,572)
Change in trading securities	(26,471)	3,162
Change in obligations related to assets sold under repurchase agreements and securities loaned	(26,361)	(2,860)
Change in assets purchased under reverse repurchase agreements and securities borrowed	18,288	(24,203)
Change in obligations related to securities sold short	14,955	(1,721)
Other operating activities, net	(9,112)	(2,565)
Net cash from (used in) operating activities	19,025	(6,381)
Cash flows from investing activities
Change in interest-bearing deposits with banks	13,554	7,247
Proceeds from sales and maturities of investment securities	150,541	167,772
Purchases of investment securities	(202,133)	(152,935)
Net acquisitions of premises and equipment and other intangibles	(1,842)	(1,277)
Cash used in an acquisition, net of cash acquired	–	(12,872)
Change in cash invested in subsidiaries	(643)	1,252
Change in net funding provided to subsidiaries	13,627	(166)
Net cash from (used in) investing activities	(26,896)	9,021
Cash flows from financing activities
Issuance of subordinated debentures	2,991	3,239
Repayment of subordinated debentures	(2,750)	(1,500)
Issue of common shares, net of issuance costs	72	159
Common shares purchased for cancellation	(2,768)	(140)
Issue of preferred shares and other equity instruments, net of issuance costs	4,945	2,702
Redemption of preferred shares and other equity instruments	(2,350)	(1,021)
Dividends paid on shares and distributions paid on other equity instruments	(8,800)	(6,637)
Repayment of lease liabilities	(281)	(268)
Net cash from (used in) financing activities	(8,941)	(3,466)
Net change in cash and due from banks	(16,812)	(826)
Cash and due from banks at beginning of year	40,944	41,770
Cash and due from banks at end of year	$24,132	$40,944
Supplemental disclosure of cash flow information
Amount of interest paid	$53,560	$55,119
Amount of interest received	65,880	67,857
Amount of dividends received	3,388	2,869
Amount of income taxes paid	2,599	504